Class A Common Stock Subject to Possible Redemption (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Class A Common Stock Subject To Possible Redemption [Abstract]
Schedule of Class A common stock reported in temporary equity of condensed consolidated balance sheets
Gross proceeds from issuance of potentially redeemable Class A common stock	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,105,000)
Class A common stock issuance costs	(6,793,491)
Plus:
Accretion of carrying value to redemption value	9,898,491
Class A common stock subject to possible redemption	$115,000,000

Gross proceeds from issuance of potentially redeemable Class A common stock	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,105,000)
Class A common stock issuance costs	(6,793,491)
Plus:
Accretion of carrying value to redemption value	9,898,491
Class A common stock subject to possible redemption	$115,000,000